Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Investment Properties
	Land	Buildings and improvements	Total
	NT$	NT$	NT$

Cost

Balance at January 1, 2017	$-	$-	$-
Additions	-	186,535	186,535
Disposals	-	(342)	(342)
Transfers from inventories related to real estate business and property, plant and equipment	35,965	8,114,110	8,150,075
Effects of foreign currency exchange differences	-	106,482	106,482

Balance at December 31, 2017	$35,965	$8,406,785	$8,442,750

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$-	$-
Depreciation expenses	-	122,231	122,231
Disposals	-	(161)	(161)
Transfers from property, plant and equipment	-	199,745	199,745
Effects of foreign currency exchange differences	-	1,499	1,499

Balance at December 31, 2017	$-	$323,314	$323,314

	Land	Buildings and improvements	Total
	US$ (Note 4)	US$ (Note 4)	US$ (Note 4)

Cost

Balance at January 1, 2017	$-	$-	$-
Additions	-	6,293	6,293
Disposals	-	(11)	(11)
Transfers from inventories related to real estate business and property, plant and equipment	1,213	273,755	274,968
Effects of foreign currency exchange differences	-	3,593	3,593

Balance at December 31, 2017	$1,213	$283,630	$284,843

Accumulated depreciation and impairment

Balance at January 1, 2017	$-	$-	$-
Depreciation expenses	-	4,124	4,124
Disposals	-	(5)	(5)
Transfers from property, plant and equipment	-	6,739	6,739
Effects of foreign currency exchange differences	-	50	50

Balance at December 31, 2017	$-	$10,908	$10,908

Summary of Investment Properties, Useful Lives	The investment properties are depreciated using the straight-line method over their estimated useful lives as follows:
Main buildings	10-40 years
Others	3-20 years